Deferred Costs - Changes in Related Liability (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total
Restructuring Reserve [Roll Forward]
Beginning balance	$ 0	$ 0	$ 580	$ 3,297
Additions	16	167	1,362	7,013
Cash payments	(16)	(167)	(1,942)	(9,730)
Ending balance	0	0	0	580
Severance and Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	566	3,250
Additions	16	167	1,187	4,614
Cash payments	(16)	(167)	(1,753)	(7,298)
Ending balance	0	0	0	566
Professional and Other Fees
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	14	47
Additions	0	0	175	2,399
Cash payments	0	0	(189)	(2,432)
Ending balance	$ 0	$ 0	$ 0	$ 14